Long-Term Debt and Other Financial Liabilities, AVIC Patriotship Sale and Leaseback (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) Installment	Jun. 04, 2024 USD ($)	Dec. 31, 2023 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 231,414		$ 213,711
AVIC Patriotship Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Financing amount		$ 16,874
Term of charter contract	5 years
Balloon payment	$ 9,500
Term of variable rate	3 months
Margin on variable rate	2.55%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Corporate leverage ratio	75.00%
Minimum value maintenance ratio to be maintained	1.20
Balance outstanding	$ 16,274
AVIC Patriotship Sale and Leaseback [Member] | First Four Installments [Member]
Sale and Leaseback Transaction [Abstract]
Number of consecutive payment installments | Installment	4
Installment payment	$ 600
AVIC Patriotship Sale and Leaseback [Member] | Last Sixteen Installments [Member]
Sale and Leaseback Transaction [Abstract]
Number of consecutive payment installments | Installment	16
Installment payment	$ 311